HIGHLAND FLOATING RATE ADVANTAGE FUND
(the “Fund”)
Supplement Dated June 5, 2006
To Class A, B and C Shares Prospectus Dated January 1, 2006
Effective June 12, 2006, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, the Prospectus is supplemented as noted below.
The “Fund Expenses” tables found on pages 5 and 6 of the Prospectus are replaced in their entirety with the following:
FUND EXPENSES
The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Class A, B and C shares of the Fund.

	Class A		Class B(2)		Class C
Shareholder Transaction Expenses(1)
Maximum Sales Load Imposed (as a percentage of offering price)	3.50%		None		None
Sales Load Imposed on Reinvested Dividends	None		None		None
Contingent Deferred Sales Charge	1.00	%(4)	3.25	%(3)	1.00	%(3)
Exchange Fee	None		None		None
Annual Expenses (as a percentage of average net assets)(5)
Management Fees(6)	0.98%		0.98%		0.98%
Distribution and Service Fees	0.35%		0.70%		0.85%
Interest Payments and Commitment Fees on Borrowed Funds(7)	0.72%		0.72%		0.72%
Other Expenses(7)	0.25%		0.25%		0.25%
Total Annual Expenses	2.30%		2.65%		2.80%

(1)	Financial advisors may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	Class B shares will automatically convert to Class A shares eight years after purchase.

(3)	The charge is 3.25% for shares submitted and accepted for repurchase during the first year after each purchase, 3.00% during the second year, 2.00% during the third year, 1.50% during the fourth year, and 1.00% during the fifth year. There is no CDSC on Class B shares thereafter. The CDSC on Class C shares is 1.00% within the first year after each purchase. There is no CDSC on Class C shares thereafter.

(4)	Class A shares bought without an initial sales charge in accounts aggregating $1 million or more are subject to a 1.00% CDSC if the shares are sold within 18 months from each purchase. The 18-month period begins on the day on which the purchase was made.

(5)	Figures assume the Fund borrows an amount representing 33 1/3% of the Fund’s total assets (including the proceeds of such borrowing but not reflecting the amount of the liability of the borrowing). If the Fund does not have a leverage facility, the Fund estimates that annual operating expenses would be approximately as follows:

	Class A	Class B	Class C
Management Fees(6)	0.65%	0.65%	0.65%
Distribution and Service Fees	0.35%	0.70%	0.85%
Interest Payments and Commitment Fees on Borrowed Funds	0.00%	0.00%	0.00%
Other Expenses(7)	0.25%	0.25%	0.25%
Total Annual Expenses	1.25%	1.60%	1.75%

(6)	The Fund currently accrues management fees on the basis of the Average Daily Managed Assets of the Fund but escrows the difference between that amount and the amount based on the Average Daily Net Assets of the Fund (that is, the net assets of the Fund without including any outstanding leverage of the Fund). Upon resolution of a question as to which basis of computation should be in effect, the escrowed amount will either be released to Highland or to the Fund. Additional information relating to the Advisory Agreement of the Fund, including the questions relating to the basis of calculating the management fees, is set forth in the SAI under “Investment Advisory Services — Approval of Advisory Agreement and Approval of Corrective Amendment to Advisory Agreement.” Management fees include both management fees and administration fees charged to the Fund. Without giving effect to the level of leverage assumed in note (5), the Fund accrues monthly fees to Highland, computed and accrued daily, at the annual rate of 0.45% of the Average Daily Managed Assets of the Fund for the first one billion U.S. dollars (US$1,000,000,000), 0.40% of the Average Daily Managed Assets of the Fund for the next one billion U.S. dollars (US$1,000,000,000) and 0.35% of the Average Daily Managed Assets of the Fund that exceed two billion U.S. dollars (US$2,000,000,000). Highland also receives from the Fund administration fees of 0.20% of the Average Daily Managed Assets of the Fund. Giving effect to the level of leverage assumed in note (5), the Fund would be accruing management fees of 0.67% and administration fees of 0.31% of the average daily net assets of the Fund.

(7)	Based on actual payments from the last fiscal year.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

HIGHLAND FLOATING RATE ADVANTAGE FUND
(the “Fund”)
Supplement Dated June 5, 2006
To Class Z Shares Prospectus Dated January 1, 2006
Effective June 12, 2006, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, the Prospectus is supplemented as noted below.
The “Fund Expenses” tables found on pages 5 and 6 of the Prospectus are replaced in their entirety with the following:
FUND EXPENSES
The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

Shareholder Transaction Expenses(1)
Sales Load Imposed (as a percentage of offering prices)	None
Sales Load Imposed on Reinvested Dividends	None
Contingent Deferred Sales Charge	None
Exchange Fee	None
Annual Expenses (as a percentage of average net assets)(2)
Management Fees(3)	0.98%
Distribution and Service Fees	0.00%
Interest Payments and Commitment Fees on Borrowed Funds(4)	0.72%
Other Expenses(4)	0.25%
Total Annual Expenses	1.95%

(1)	Financial advisors may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	Figures assume the Fund borrows an amount representing 33 1/3% of the Fund’s total assets (including the proceeds of such borrowing but not reflecting the amount of the liability of the borrowing). If the Fund does not have a leverage facility, the Fund estimates that annual operating expenses would be approximately as follows:

Management Fees(3)	0.65%
Distribution and Service Fees	0.00%
Interest Payments and Commitment Fees on Borrowed Funds	0.00%
Other Expenses	0.25%
Total Annual Expenses	0.90%

(3)	The Fund currently accrues management fees on the basis of the Average Daily Managed Assets of the Fund but escrows the difference between that amount and the amount based on the average daily net assets (that is, the net assets of the Fund without including any outstanding leverage of the Fund). Upon resolution of a question as to which basis of computation should be in effect, the escrowed amount will either be released to Highland or the Fund. Additional information relating to the Advisory Agreement of the Fund, including the questions relating to the basis of calculating the management fees, is set forth in the SAI under “Investment Advisory Services — Approval of Advisory Agreement and Approval of Corrective Amendment to Advisory Agreement.” Management fees include both management fees and administration fees charged to the Fund. Without giving effect to the level of leverage assumed in note (2), the Fund accrues monthly management fees to Highland, computed and accrued daily, at the annual rate of 0.45% of the Average Daily Managed Assets of the Fund for

the first one billion U.S. dollars (US$1,000,000,000), 0.40% of the Average Daily Managed Assets of the Fund for the next one billion U.S. dollars (US$1,000,000,000) and 0.35% of the Average Daily Managed Assets of the Fund that exceed two billion U.S. dollars (US$2,000,000,000). Highland also receives from the Fund administration fees of 0.20% of the Average Daily Managed Assets of the Fund. Giving effect to the level of leverage assumed in note (2), the Fund would be accruing management fees of 0.67% and administration fees of 0.31% of the average daily net assets of the Fund.

(4)	Based on actual payments from the last fiscal year.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

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